Related Parties Transactions (Tables)	6 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
Schedule of the reconciliation of the carrying amount of the Company	The following tabular presentation reflects the reconciliation of the carrying amount of the Company’s Liability to related party, net during the period of six months ended June 30, 2023 and 2022:
	Six-month period ended June 30,
	2023		2022

Opening balance	388		345
Accrued liability in respect to additional services rendered	25		68
Recognition of capital contribution from a controlling shareholder	-	(**)	(56)
Repayment of liability to controlling shareholder	(104)		-
Change in estimation of maturity date of liability to controlling shareholder	12		-
Amortization of discount relating to liability to controlling shareholder	28		-	(*)
Exchange rate differences	(21)		-
Closing balance	328		357
(*)	During the period of six months ended June 30, 2022, discount expenses relating to loan received from controlling shareholder were de minimis. See also Note 6 above.
(**)	During the period of six months ended June 30, 2023, capital contribution resulted from additional services rendered from controlling shareholder was de minimis.

Schedule of maturity dates	Maturity dates:
	As of June 30,	As of December 31,
	2023	2022
	Unaudited

First year (current maturities)	$278	$126
Second year	50	262
Closing balance	$328	$388

Schedule of expenses related to service agreement and the office services agreement	The Company allocated the expenses related to the above service agreement and addendum as follows:
	Six-month period ended June 30,
	2023	2022
	Unaudited

Research and development	$18	$22
Sales and marketing	18	22
General and administrative	38	44
	$74	$88